Schedule of financial assets and liabilities in foreign currencies (Details) - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Liabilities	kr 4,152,824	kr 1,883,371	kr 1,737,487
Assets	kr 3,941,829	1,825,371	1,749,680
USD [member]
IfrsStatementLineItems [Line Items]
Liabilities		594,212	613,061
Assets		208,058	56,884
EUR [member]
IfrsStatementLineItems [Line Items]
Liabilities		201,799	23,279
Assets		69,928	34,690
NOK [member]
IfrsStatementLineItems [Line Items]
Liabilities		45,413	2,234
Assets		38,251	20,816
Others [member]
IfrsStatementLineItems [Line Items]
Liabilities		26,964	4,947
Assets		kr 4,757	kr 6,419